Quarterly Holdings Report
for
Fidelity® Small Cap Stock Fund
January 31, 2022
SLC-NPRT3-0422
1.813072.117
Common Stocks - 99.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 0.9%
IDT Corp. Class B (a)	245,689	9,221
LICT Corp. (a)	159	4,062
		13,283
Interactive Media & Services - 2.8%
CarGurus, Inc. Class A (a)	270,398	8,626
Cars.com, Inc. (a)	467,783	7,288
Outbrain, Inc. (b)	482,100	6,084
ZipRecruiter, Inc. (a)	807,633	17,518
		39,516
Media - 1.4%
Nexstar Broadcasting Group, Inc. Class A	67,708	11,198
Tegna, Inc.	410,000	7,938
		19,136
TOTAL COMMUNICATION SERVICES		71,935
CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 1.2%
Carriage Services, Inc.	120,544	6,066
Grand Canyon Education, Inc. (a)	138,724	11,608
		17,674
Hotels, Restaurants & Leisure - 0.5%
RCI Hospitality Holdings, Inc.	112,047	7,829
Household Durables - 1.9%
Cavco Industries, Inc. (a)	62,166	16,750
Dream Finders Homes, Inc. (b)	213,104	3,972
Installed Building Products, Inc.	53,000	5,872
		26,594
Internet & Direct Marketing Retail - 2.1%
a.k.a. Brands Holding Corp. (b)	1,556,984	11,039
BHG Group AB (a)(b)	289,155	2,772
Home24 AG (a)(b)	180,335	2,028
Kogan.Com Ltd. (b)	1,936,034	8,549
Temple & Webster Group Ltd. (a)	777,374	4,722
Vente-Unique.Com SA	12,788	218
		29,328
Specialty Retail - 5.7%
Camping World Holdings, Inc. (b)	617,944	20,516
Lyko Group AB (A Shares) (a)	118,166	3,691
Murphy U.S.A., Inc.	61,000	11,996
Musti Group OYJ	247,674	7,402
OneWater Marine, Inc. Class A	350,553	18,127
Tile Shop Holdings, Inc. (b)	638,968	4,224
Victoria's Secret & Co. (a)	255,000	14,237
		80,193
Textiles, Apparel & Luxury Goods - 0.4%
Movado Group, Inc.	145,609	5,398
TOTAL CONSUMER DISCRETIONARY		167,016
CONSUMER STAPLES - 3.9%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	25,000	10,521
Coca-Cola Bottling Co. Consolidated	15,666	8,977
		19,498
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	433,031	26,618
Cake Box Holdings PLC	1,461,380	4,528
		31,146
Food Products - 0.0%
Seaboard Corp.	120	458
Personal Products - 0.3%
MediFast, Inc.	23,018	4,574
TOTAL CONSUMER STAPLES		55,676
ENERGY - 9.0%
Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc. Class A (a)	816,368	9,878
Profire Energy, Inc. (a)	332,863	376
		10,254
Oil, Gas & Consumable Fuels - 8.3%
Brigham Minerals, Inc. Class A	286,857	6,208
Civitas Resources, Inc. (b)	441,060	24,038
Enviva, Inc.	179,185	12,539
Evolution Petroleum Corp.	933,477	5,367
Gulfport Energy Corp. (a)	306,714	20,074
Northern Oil & Gas, Inc.	891,200	20,961
Oasis Petroleum, Inc.	177,000	23,971
SilverBow Resources, Inc. (a)	170,414	3,969
		117,127
TOTAL ENERGY		127,381
FINANCIALS - 18.8%
Banks - 0.6%
Blue Ridge Bankshares, Inc.	121,668	2,219
Parke Bancorp, Inc.	154,435	3,740
Union Bankshares, Inc.	85,714	2,661
		8,620
Capital Markets - 8.1%
Bridge Investment Group Holdings, Inc.	936,182	20,128
Gresham House PLC	414,990	5,086
Impax Asset Management Group PLC	1,535,079	22,709
Liontrust Asset Management PLC	270,763	5,936
LPL Financial	205,517	35,415
OTC Markets Group, Inc. Class A	44,053	2,709
P10, Inc. (a)	965,806	11,667
P10, Inc. Class B (a)	12,663	153
StoneX Group, Inc. (a)	129,811	8,517
Titanium OYJ	155,401	2,627
		114,947
Consumer Finance - 2.9%
Atlanticus Holdings Corp. (a)	125,981	8,102
Encore Capital Group, Inc. (a)	145,000	9,353
Nelnet, Inc. Class A	266,146	23,562
		41,017
Insurance - 0.5%
Tiptree, Inc.	615,872	7,631
Thrifts & Mortgage Finance - 6.7%
Axos Financial, Inc. (a)	494,175	25,450
Enact Holdings, Inc.	426,378	9,329
Hingham Institution for Savings	21,840	8,470
NMI Holdings, Inc. (a)	450,493	11,145
Southern Missouri Bancorp, Inc.	139,413	7,710
Walker & Dunlop, Inc.	248,563	32,912
		95,016
TOTAL FINANCIALS		267,231
HEALTH CARE - 11.8%
Biotechnology - 1.4%
Emergent BioSolutions, Inc. (a)	288,856	13,518
Organogenesis Holdings, Inc. Class A (a)	770,000	5,921
		19,439
Health Care Equipment & Supplies - 1.8%
OrthoPediatrics Corp. (a)(b)	80,361	3,800
Pro-Dex, Inc. (a)	57,540	1,455
Semler Scientific, Inc. (a)	184,353	13,950
TransMedics Group, Inc. (a)(b)	242,493	3,848
Utah Medical Products, Inc.	35,739	3,362
		26,415
Health Care Providers & Services - 1.2%
HealthEquity, Inc. (a)	268,000	14,322
Viemed Healthcare, Inc. (a)	523,017	2,436
		16,758
Health Care Technology - 1.4%
Evolent Health, Inc. (a)	813,643	19,291
Omnicell, Inc. (a)	7,532	1,131
		20,422
Life Sciences Tools & Services - 5.5%
Addlife AB	376,200	10,824
Medpace Holdings, Inc. (a)	163,916	29,089
Syneos Health, Inc. (a)	416,000	37,673
		77,586
Pharmaceuticals - 0.5%
Harrow Health, Inc. (a)(b)	879,889	6,599
TOTAL HEALTH CARE		167,219
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.3%
Vectrus, Inc. (a)	76,811	3,534
Building Products - 2.1%
Builders FirstSource, Inc. (a)	416,990	28,351
Reliance Worldwide Corp. Ltd.	496,394	1,833
		30,184
Commercial Services & Supplies - 0.5%
Qleanair Holding AB	674,206	4,136
Sdiptech AB (a)	79,292	3,304
		7,440
Construction & Engineering - 1.0%
IES Holdings, Inc. (a)	108,503	5,349
NV5 Global, Inc. (a)(b)	89,579	9,369
		14,718
Electrical Equipment - 0.3%
Powell Industries, Inc.	114,872	3,430
Industrial Conglomerates - 0.2%
Volati AB	171,177	3,401
Machinery - 0.7%
Hurco Companies, Inc.	321,465	10,354
Twin Disc, Inc. (a)	1,227	14
		10,368
Professional Services - 8.7%
CACI International, Inc. Class A (a)	77,798	19,252
First Advantage Corp.	662,359	11,207
Franklin Covey Co. (a)	392,978	18,395
Insperity, Inc.	301,867	32,460
Kelly Partners Group Holdings Ltd.	930,118	3,037
Red Violet, Inc. (a)(b)	223,860	5,997
Sterling Check Corp. (b)	203,626	4,075
Talenom OYJ	262,375	2,981
TriNet Group, Inc. (a)	304,462	25,940
		123,344
Trading Companies & Distributors - 3.2%
BlueLinx Corp. (a)	43,608	3,124
DXP Enterprises, Inc. (a)	41,950	1,198
GMS, Inc. (a)	707,976	36,234
Teqnion AB (a)	315,700	4,624
		45,180
TOTAL INDUSTRIALS		241,599
INFORMATION TECHNOLOGY - 13.4%
Electronic Equipment & Components - 3.2%
Insight Enterprises, Inc. (a)	261,115	24,584
TD SYNNEX Corp.	98,310	10,280
Vontier Corp.	400,000	11,244
		46,108
IT Services - 5.9%
Cass Information Systems, Inc.	217,042	8,829
Concentrix Corp.	200,018	40,198
Cyxtera Technologies, Inc. Class A (a)(b)	971,013	11,623
ECIT A/S (a)	3,571,640	3,073
Paya Holdings, Inc. (a)(b)	303,309	1,987
Priority Technology Holdings, Inc. (a)	1,275,541	7,730
TaskUs, Inc.	47,900	1,533
WEX, Inc. (a)	52,987	8,530
		83,503
Software - 3.3%
24sevenoffice Scandinavia AB (a)	1,247,162	1,993
ChannelAdvisor Corp. (a)	788,921	16,678
Cint Group AB	28,279	376
CoreCard Corp. (a)(b)	170,540	6,327
EcoOnline Holding A/S (a)	58,843	118
GetBusy PLC (a)	2,309,434	2,252
Intapp, Inc.	254,074	5,112
LeadDesk Oyj (a)	117,325	2,809
Orn Software A/S (a)	1,869,142	1,022
Park City Group, Inc. (a)(b)	464,638	3,624
Sikri Holding A/S (a)	261,758	2,757
Upsales Technology AB (a)	513,877	3,897
		46,965
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	437,700	13,726
TOTAL INFORMATION TECHNOLOGY		190,302
MATERIALS - 1.6%
Chemicals - 1.2%
Ciner Resources LP	178,500	3,525
Hawkins, Inc.	46,272	1,727
Intrepid Potash, Inc. (a)	90,348	3,504
Nanophase Technologies Corp. (a)	297,148	877
The Chemours Co. LLC	210,000	6,869
		16,502
Containers & Packaging - 0.4%
UFP Technologies, Inc. (a)	80,397	5,705
TOTAL MATERIALS		22,207
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Plymouth Industrial REIT, Inc.	664,200	19,096
Spirit Realty Capital, Inc.	60,000	2,848
		21,944
Real Estate Management & Development - 4.7%
BBX Capital, Inc. (a)	374,166	4,131
Cushman & Wakefield PLC (a)	761,201	15,978
Jones Lang LaSalle, Inc. (a)	124,730	31,281
Marcus & Millichap, Inc. (a)	334,708	15,668
		67,058
TOTAL REAL ESTATE		89,002
UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	108,593	8,168
TOTAL COMMON STOCKS (Cost $1,206,818)		1,407,736

Money Market Funds - 6.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (c)	6,948,218	6,950
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	83,615,216	83,624
TOTAL MONEY MARKET FUNDS (Cost $90,574)		90,574

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $1,297,392)	1,498,310
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(80,589)
NET ASSETS - 100.0%	1,417,721

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	5,087	279,417	277,554	3	-	-	6,950	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	112,864	419,736	448,976	1,685	-	-	83,624	0.3%
Total	117,951	699,153	726,530	1,688	-	-	90,574

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Qleanair Holding AB	6,218	-	1,147	109	85	(1,020)	-
Total	6,218	-	1,147	109	85	(1,020)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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